Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Equity

Note 12. Equity

Authorized Shares

As of June 30, 2024, the Company has 260,000,000,000 authorized ordinary shares, par value $$0.000000385 per share.

Ordinary Shares

On April 30, 2024, the Company registered a self-underwritten public offering (“Offering”) of up to 10,000,000 Class A ordinary shares. On May 2, 2024, the Company closed its first tranche of this Offering that the Company agreed to sell 6,930,000 Class A ordinary shares at $0.29 per share. The Company raised a total of $2,009,700 through this closing, before deducting Offering-related expenses. On May 15, 2024 the Company closed its second tranche of this Offering that the Company agreed to sell 1,275,862 Class A ordinary shares at $0.29 per share. The Company raised a total of $370,000 through this closing, before deducting Offering-related expenses.

On May 6, 2024, the Company issued 984,494 Class A ordinary shares upon the conversion of convertible notes (Note 11).

As of June 30, 2024, the Company has 61,571,956 ordinary shares issued and outstanding.